Cover	12 Months Ended
Dec. 31, 2023
Cover [Abstract]
Document Type	S-4/A
Entity Registrant Name	ROTH CH ACQUISITION V CO.
Entity Central Index Key	0001885998
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	true
Amendment Description	Amendment No. 1